Common Stock Warrants - (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class Of Warrant Or Right [Line Items]
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share	$ 11.5
Common Stock Warrants Outstanding	5,907,000
Common Stock Warrants Fair Value	$ 326
Public Warrants
Class Of Warrant Or Right [Line Items]
Common Stock Warrant Classification	Liability
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share	$ 11.5
Common Stock Warrants Outstanding	2,733,000
Common Stock Warrants Fair Value	$ 151
P I P E Warrants
Class Of Warrant Or Right [Line Items]
Common Stock Warrant Classification	Liability
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share	$ 11.5
Common Stock Warrants Outstanding	3,174,000	4,000,000
Common Stock Warrants Fair Value	$ 175